Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate assets:
Land	$ 905,339	$ 851,303
Buildings and improvements	7,228,293	6,777,776
Real estate investment property, at cost	8,133,632	7,629,079
Accumulated depreciation	(1,972,031)	(1,762,149)
Real estate investment property, net, before developments in progress	6,161,601	5,866,930
Held for sale	29,425	14,033
Developments in progress	137,956	124,707
Net investment in real estate assets	6,328,982	6,005,670
Cash and cash equivalents	78,248	56,092
Receivables:
Tenant, net of allowance for doubtful accounts of $1,977 and $1,760 in 2012 and 2011, respectively	78,963	74,160
Other, net of allowance for doubtful accounts of $1,270 and $1,400 in 2012 and 2011, respectively	8,467	11,592
Mortgage and other notes receivable	25,967	34,239
Investments in unconsolidated affiliates	259,810	304,710
Intangible lease assets and other assets	309,299	232,965
Total assets	7,089,736	6,719,428
LIABILITIES, REDEEMABLE NONCONTROLLING INTERESTS AND EQUITY
Mortgage and other indebtedness	4,745,683	4,489,355
Accounts payable and accrued liabilities	358,874	303,577
Total liabilities	5,104,557	4,792,932
Commitments and contingencies (Notes 14)
Redeemable noncontrolling interests:
Redeemable noncontrolling partnership interests	40,248	32,271
Redeemable noncontrolling preferred joint venture interest	423,834	423,834
Total redeemable noncontrolling interests	464,082	456,105
Preferred stock, $.01 par value, 15,000,000 shares authorized:
7.75% Series C Cumulative Redeemable Preferred Stock, 460,000 shares outstanding in 2011	0	5
7.375% Series D Cumulative Redeemable Preferred Stock, 1,815,000 shares outstanding	18	18
6.625% Series E Cumulative Redeemable Preferred Stock, 690,000 shares outstanding in 2012	7	0
Common stock, $.01 par value, 350,000,000 shares authorized, 161,309,652 and 148,364,037 issued and outstanding in 2012 and 2011, respectively	1,613	1,484
Additional paid-in capital	1,773,630	1,657,927
Accumulated other comprehensive income	6,986	3,425
Dividends in excess of cumulative earnings	(453,561)	(399,581)
Total shareholders' equity	1,328,693	1,263,278
Noncontrolling interests	192,404	207,113
Total equity	1,521,097	1,470,391
Total Liabilities, Redeemable Noncontrolling Interests and Equity	$ 7,089,736	$ 6,719,428